Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

December 2025	01/20/2026	31	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$537,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$175,000,000.00	29	SOFR + 0.85%	01/12/2026	3.70834%	4.56%
Class B	6/22/26	06/20/2029	$54,500,000.00		4.57%			4.57%
Class C	6/22/26	06/20/2029	$32,700,000.00		5.65%			5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds	$57,829,981.40
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$57,829,981.40

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$58.55	$58.55	$0.00	$0.00	$57,829,922.85
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$57,829,922.85
Asset Representations Reviewer Fee	$32.60	$32.60	$0.00	$0.00	$57,829,890.25
Supplemental ARR Fee	$130.41	$130.41	$0.00	$0.00	$57,829,759.84
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$57,828,509.84
Servicing Fee	$620,295.44	$620,295.44	$0.00	$0.00	$57,208,214.40
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$54,895,674.40
Class A-1b Note Interest	$642,599.32	$642,599.32	$0.00	$0.00	$54,253,075.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,253,075.08
Class B Note Interest	$207,554.17	$207,554.17	$0.00	$0.00	$54,045,520.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,045,520.91
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$53,891,558.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$53,891,558.41
Class R Interest	$53,891,558.41	$53,891,558.41	$0.00	$0.00	$0.00

Total	$57,829,981.40	$57,829,981.40	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$642,599.32	$0.00	$0.00	$642,599.32
Class B	$0.00	$0.00	$207,554.17	$0.00	$0.00	$207,554.17
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,316,655.99	$0.00	$0.00	$3,316,655.99

	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$1,000.00	$3.67	$0.00	$3.67	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$3.81	$0.00	$3.81	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$1,000.00	$4.15	$0.00	$4.15	$800,000,000.00	1.00	$800,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$400,000,000.00		400,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.